STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) - shares	Jun. 30, 2016	Mar. 31, 2016
Statement Of Stockholders' Equity
Shares issuable (in shares)	588,236	999,700